Leasing Arrangements－Lessee (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leasing arrangements lessee [Abstract]
Right-of-use assets	$ 52,355	$ 0
Total cash outflow for leases	$ 195,350	$ 124,597	$ 42,074